Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Rental expense under operating leases	$ 9,600	$ 9,600
Storage
Rental expense	1,079	554
Office Leases
Rental expense	$ 3,000	$ 3,000